RELATED PARTY TRANSACTIONS - Assets with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Cash and cash equivalents (Note 4)	Rp 15,899	Rp 14,841
% of cash and cash equivalents on total assets	6.47%	6.31%
Other current financial assets (Note 5)	Rp 1,108	Rp 71
% of other current financial assets on total assets	0.45%	0.03%
Trade receivables - net (Note 6)	Rp 2,343	Rp 1,741
Percentage of trade receivables on total assets	0.95%	0.74%
Contract assets	Rp 1,124	Rp 836
Percentage of contract assets on total assets	0.46%	0.35%
Other current assets	Rp 4,584	Rp 3,831
% of other current assets on total assets	1.86%	1.63%
Other non-current assets	Rp 1,269	Rp 1,522
% of other non-current assets on total assets	0.51%	0.65%
Entities under common control
Transactions with related parties
Contract assets	Rp 1,066	Rp 827
Percentage of contract assets on total assets	0.44%	0.35%
Other current assets	Rp 4,426	Rp 3,768
% of other current assets on total assets	1.80%	1.60%
Other non-current assets	Rp 1,257	Rp 1,510
% of other non-current assets on total assets	0.51%	0.64%
MoCI
Transactions with related parties
Other current assets	Rp 4,376	Rp 3,719
% of other current assets on total assets	1.78%	1.58%
Other non-current assets	Rp 1,237	Rp 1,488
% of other non-current assets on total assets	0.50%	0.63%
Others (each below Rp75 billion)
Transactions with related parties
Contract assets	Rp 414	Rp 363
Percentage of contract assets on total assets	0.17%	0.15%
Other current assets	Rp 50	Rp 49
% of other current assets on total assets	0.02%	0.02%
Other non-current assets	Rp 20	Rp 22
% of other non-current assets on total assets	0.01%	0.01%
Taspen
Transactions with related parties
Contract assets	Rp 165	Rp 211
Percentage of contract assets on total assets	0.07%	0.09%
Others (each below Rp75 billion)
Transactions with related parties
Contract assets	Rp 8	Rp 8
Percentage of contract assets on total assets	0.00%	0.00%
Other current assets	Rp 51	Rp 63
% of other current assets on total assets	0.02%	0.03%
Other non-current assets	Rp 12	Rp 12
% of other non-current assets on total assets	0.00%	0.01%
Associates
Transactions with related parties
Contract assets	Rp 1	Rp 1
Percentage of contract assets on total assets	0.00%	0.00%
Teltranet
Transactions with related parties
Other current assets	Rp 107
% of other current assets on total assets	0.04%
Ministry of Finance
Transactions with related parties
Contract assets	Rp 49
Percentage of contract assets on total assets	0.02%
Government agencies
Transactions with related parties
Contract assets	Rp 487	Rp 253
Percentage of contract assets on total assets	0.20%	0.11%